UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      2/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:  $      851,439
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12230             Alps Advisers, Inc.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3M Company                     COM            88579y101     1566    18145 SH       SOLE                  18145      0    0
AFLAC, Inc.                    COM            001055102      220     3895 SH       SOLE                   3895      0    0
Abbott Laboratories            COM            002824100     1929    40255 SH       SOLE                  40255      0    0
Ace Ltd                        COM            G0070K103     1637    26290 SH       SOLE                  26290      0    0
Alcoa Inc.                     COM            013817101    22800  1481452 SH       SOLE       410000   1071452      0    0
American Electric Power Co Inc COM            025537101      244     6770 SH       SOLE                   6770      0    0
American Express Co.           COM            025816109    20558   478982 SH       SOLE       129500    349482      0    0
Analog Devices                 COM            032654105    24611   653322 SH       SOLE       180000    473322      0    0
Apache                         COM            037411105     1674    14041 SH       SOLE                  14041      0    0
Archer-Daniels-Midland Co.     COM            039483102    15291   508354 SH       SOLE       128000    380354      0    0
Automatic Data Processing      COM            053015103      287     6205 SH       SOLE                   6205      0    0
BB&T Corporation               COM            054937107    10052   382342 SH       SOLE       108000    274342      0    0
Bank of America Corp.          COM            060505104    19853  1488245 SH       SOLE       367429   1120816      0    0
Bank of New York Mellon Corp.  COM            064058100    24262   803383 SH       SOLE       226000    577383      0    0
Bristol-Myers                  COM            110122108    19014   718063 SH       SOLE       198800    519263      0    0
CBIZ Inc                       COM            124805102       63    10098 SH       SOLE                  10098      0    0
CSX Corp.                      COM            126408103     1869    28920 SH       SOLE                  28920      0    0
CVS Caremark Corp.             COM            126650100     2381    68470 SH       SOLE                  68470      0    0
Carnival Cruise Lines Inc Cl.  COM            143658300    22591   489933 SH       SOLE       140000    349933      0    0
Chevron Corp.                  COM            166764100    26854   294286 SH       SOLE       69300     224986      0    0
China Youth Media Inc          COM            16947Y107        0    20000 SH       SOLE                  20000      0    0
Church & Dwight                COM            171340102     1273    18440 SH       SOLE                  18440      0    0
Cisco Systems Inc              COM            17275R102    25440  1257563 SH       SOLE       325000    932563      0    0
Coca-Cola Co.                  COM            191216100    15900   241744 SH       SOLE       48000     193744      0    0
Comcast Corp. - Special Class  COM            20030N200     2927   140655 SH       SOLE                 140655      0    0
Compugen Ltd                   COM            011768504      246    50000 SH       SOLE                  50000      0    0
ConocoPhillips                 COM            20825c104    29372   431313 SH       SOLE       117000    314313      0    0
Consolidated Edison, Inc.      COM            209115104      244     4920 SH       SOLE                   4920      0    0
Continuecare Corp.             COM            212172100      468   100000 SH       SOLE                 100000      0    0
Corning Inc.                   COM            219350105    25279  1308448 SH       SOLE       350000    958448      0    0
Covidien Plc                   COM            G2554F105    18269   400099 SH       SOLE       86000     314099      0    0
Dell Inc                       COM            24702r101    21846  1612251 SH       SOLE       427000   1185251      0    0
Devon Energy Co.               COM            25179m103    29678   378020 SH       SOLE       100500    277520      0    0
Dominion Resources             COM            257470104      249     5835 SH       SOLE                   5835      0    0
Duke Energy Corporation        COM            26441c105      242    13566 SH       SOLE                  13566      0    0
Ebay Inc                       COM            278642103    28652  1029522 SH       SOLE       258000    771522      0    0
Exxon Mobil Corporation        COM            30231g102     4079    55787 SH       SOLE                  55787      0    0
General Electric Co.           COM            369604103     1029    56245 SH       SOLE                  56245      0    0
General Mills                  COM            370334104      244     6850 SH       SOLE                   6850      0    0
Genzyme                        COM            372917104    16342   229521 SH       SOLE       65000     164521      0    0
H.J. Heinz Company             COM            423074103      244     4925 SH       SOLE                   4925      0    0
Hewlett-Packard Co.            COM            428236103     2054    48780 SH       SOLE                  48780      0    0
Hudson City Bancorp Inc        COM            443683107      275    21620 SH       SOLE                  21620      0    0
ITT Industries Inc.            COM            450911102     1537    29490 SH       SOLE                  29490      0    0
Intel Corporation              COM            458140100      287    13669 SH       SOLE                  13669      0    0
International Business Machine COM            459200101     5862    39942 SH       SOLE       3500       36442      0    0
J. P. Morgan Chase & Co.       COM            46625H100    27896   657625 SH       SOLE       162000    495625      0    0
Johnson & Johnson              COM            478160104     1662    26872 SH       SOLE                  26872      0    0
Johnson Controls Inc.          COM            478366107     1494    39098 SH       SOLE                  39098      0    0
Kimberly Clark Inc.            COM            494368103      258     4095 SH       SOLE                   4095      0    0
Kraft Foods Inc - A            COM            50075n104      257     8155 SH       SOLE                   8155      0    0
McGraw Hill Inc.               COM            580645109    24620   676183 SH       SOLE       181000    495183      0    0
Merck & Co., Inc.              COM            58933Y105      619    17187 SH       SOLE                  17187      0    0
MetLife Inc.                   COM            59156r108     7265   163480 SH       SOLE       33000     130480      0    0
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0    0
Microsoft Corporation          COM            594918104    25186   902086 SH       SOLE       206500    695586      0    0
Monster Worldwide Inc.         COM            611742107    28048  1186952 SH       SOLE       290000    896952      0    0
Morgan Stanley                 COM            617446448    19692   723692 SH       SOLE       190000    533692      0    0
New York Bankcorp, Inc.        COM            649445103      259    13745 SH       SOLE                  13745      0    0
Oracle Corp.                   COM            68389X105     2512    80270 SH       SOLE                  80270      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
PraxAir                        COM            74005P104      706     7400 SH       SOLE                   7400      0    0
Procter & Gamble Co            COM            742718109    15620   242812 SH       SOLE       60000     182812      0    0
Rockwell Collins Inc.          COM            774341101     1893    32500 SH       SOLE                  32500      0    0
Royal Dutch Shell PLC CL B     COM            780259107      324     4860 SH       SOLE                   4860      0    0
Southern Co.                   COM            842587107      250     6550 SH       SOLE                   6550      0    0
St. Jude Medical Inc.          COM            790849103    20058   469191 SH       SOLE       135000    334191      0    0
Staples Inc.                   COM            855030102    22663   995291 SH       SOLE       255000    740291      0    0
State Street Corp.             COM            857477103    26033   561782 SH       SOLE       156000    405782      0    0
Sysco Corp.                    COM            871829107      249     8470 SH       SOLE                   8470      0    0
Thermo Fisher Scientific       COM            883556102     1994    36020 SH       SOLE                  36020      0    0
Tidewater Inc.                 COM            886423102    24915   462767 SH       SOLE       124000    338767      0    0
Time Warner Cable              COM            88732J207     1610    24382 SH       SOLE                  24382      0    0
Time Warner Inc                COM            887317303     1726    53658 SH       SOLE                  53658      0    0
Tyco Electronics Ltd           COM            H8912P106    15691   443235 SH       SOLE       130000    313235      0    0
United Parcel Service -Cl B    COM            911312106     2155    29695 SH       SOLE                  29695      0    0
United Tech. Corp.             COM            913017109     2047    26000 SH       SOLE                  26000      0    0
Valero Energy                  COM            91913Y100    21503   930065 SH       SOLE       243500    686565      0    0
Vodafone Group PLC ADR         COM            92857w209      244     9215 SH       SOLE                   9215      0    0
Wal-Mart Stores Inc.           COM            931142103      408     7561 SH       SOLE                   7561      0    0
Walgreen Co.                   COM            931422109    27415   703672 SH       SOLE       188500    515172      0    0
Wells Fargo Company            COM            949746101    24761   798998 SH       SOLE       217000    581998      0    0
Western Union                  COM            959802109    25850  1392035 SH       SOLE       365000   1027035      0    0
Winston Pharmaceuticals        COM            975657107        2    10115 SH       SOLE                  10115      0    0
Wyndham Worldwide Corp         COM            98310w108     1552    51807 SH       SOLE                  51807      0    0
Zimmer Holdings Inc.           COM            98956P102    22207   413684 SH       SOLE       116000    297684      0    0
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0    0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0    0